MEZZANINE EQUITY AND WARRANT LIABILITIES - Additional information (Details) - USD ($)			1 Months Ended		12 Months Ended
	Apr. 08, 2021	Dec. 29, 2020	Aug. 31, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 28, 2020
Mezzanine equity and warrant liabilities
Conversion price			$ 3.00
Exercise price of warrants		$ 3.00
Volume-weighted average price					$ 3.00
Fair value allocated to warrrants					$ 1,690,000
Converted stocks			1,089,145
Re-measurement of warrants					$ 24,000
Number of warrants exercised					0
Series A Preferred Stock
Mezzanine equity and warrant liabilities
Fair value allocated to preferred shares					$ 1,310,000
Conversion of outstanding shares			3,000
Purchase Agreement
Mezzanine equity and warrant liabilities
Total amount of investment agreed		$ 6,000,000
Preferred shares, issued		3,000
Proceeds from issuance of convertible preferred stock		$ 3,000,000
Exercise price of warrants		$ 3.00
Kaixin Auto Holdings
Mezzanine equity and warrant liabilities
Total amount of investment agreed				$ 6,000,000
Preferred shares, issued	6,000
Proceeds from issuance of convertible preferred stock	$ 6,000,000
Conversion price					$ 3.00
Kaixin Auto Holdings | Purchase Agreement
Mezzanine equity and warrant liabilities
Preferred shares, authorized						1,000,000
Conversion price						$ 3.00
Series A Warrants
Mezzanine equity and warrant liabilities
Warrants issued/granted		$ 1,500,000
Series B Warrants
Mezzanine equity and warrant liabilities
Warrants issued/granted		1,333,333
Series C Warrants
Mezzanine equity and warrant liabilities
Warrants issued/granted		$ 2,000,000